Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Institutional)	Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Institutional Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Institutional Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Institutional Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Credit Bond Index Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Institutional Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.90%	0.93%	1.09%	1.95%
Five Years	3.00%	1.96%	1.93%	3.42%
Ten Years	3.72%	2.39%	2.38%	4.10%